Dispositions	12 Months Ended
May 29, 2016
Discontinued Operations and Disposal Groups [Abstract]
Dispositions
DISPOSITIONS
On July 28, 2014, we closed on the sale of 705 Red Lobster restaurants. All direct cash flows related to operating these businesses were eliminated at the date of sale. Our continuing involvement has primarily been limited to a transition services agreement, pursuant to which we provide limited, specific services for up to two years from the date of sale with minimal impact to our cash flows. In total, we have recognized a pre-tax gain on the sale of Red Lobster of $854.8 million, which is included in earnings from discontinued operations in our consolidated statements of earnings.

For fiscal 2016, 2015 and 2014, all gains on disposition, impairment charges and disposal costs, along with the sales, costs and expenses and income taxes attributable to these restaurants, have been aggregated in a single caption entitled “Earnings (loss) from discontinued operations, net of tax expense (benefit)” in our consolidated statements of earnings for all periods presented. No amounts for shared general and administrative operating support expense or interest expense were allocated to discontinued operations. Assets associated with those restaurants not yet disposed of, that are considered held for sale, have been segregated from continuing operations and are included in assets held for sale on our accompanying consolidated balance sheets.

Earnings from discontinued operations, net of taxes in our accompanying consolidated statements of earnings are comprised of the following:

(in millions)	Fiscal Year Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Sales	$—	$400.4	$2,472.1
Costs and expenses:
Restaurant and marketing expenses	1.8	353.0	2,134.1
Depreciation and amortization	—	0.2	124.6
Other income and expenses (1)	(20.5)	(810.7)	78.1
Earnings before income taxes	18.7	857.9	135.3
Income tax expense	3.4	344.8	32.3
Earnings from discontinued operations, net of tax	$15.3	$513.1	$103.0

(1)	Amounts for fiscal years 2016 and 2015 primarily relate to the gain recognized on the sale of Red Lobster.

Assets classified as held for sale on our accompanying consolidated balance sheets as of May 29, 2016, consisted of land, buildings and equipment with carrying amounts of $20.3 million primarily related to excess land parcels adjacent to our corporate headquarters. Assets classified as held for sale on our accompanying consolidated balance sheets as of May 31, 2015 consisted of land, buildings and equipment with carrying amounts of $32.9 million related to Red Lobster properties subject to landlord consents and excess land parcels adjacent to our corporate headquarters.